Consolidated Statements of Cash Flows	6 Months Ended			12 Months Ended
	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Cash flows from operating activities:
Net income (loss)	¥ (59,145,670)	$ (8,299,049)	¥ (134,319,481)	¥ (254,352,054)	$ (35,911,736)	¥ 31,118,886	¥ (174,944,484)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Amortization of right-of-use assets	2,209,489	310,025	3,758,499	5,752,591	812,203	5,505,422	2,920,433
Depreciation and amortization expenses	3,240,245	454,656	2,656,632	4,422,560	624,417	3,928,131	2,609,699
Loss on lease termination	68,454	9,605	113,588	113,588	16,037		(12,088)
Share-based compensation	285,507	40,061	137,598	718,411	101,432	9,347,347	19,344
Inventory write-down	12,395,993	1,739,349	73,273,361	60,767,978	8,579,776	184,073,191	26,753,768
Changes in assets and liabilities:
Accounts receivable	1,258,245	176,551	1,484,741	(1,732,378)	(244,593)		1,165,716
Inventories, net	(8,289,134)	(1,163,093)	(13,043,807)	28,782,243	4,063,739	(71,446,484)	(233,385,726)
Prepayments	617,643	86,665	29,070,689	47,159,593	6,658,420	304,300,103	(364,369,453)
Other current assets	(10,876,189)	(1,526,097)	15,608,398	511,358	72,198	51,740,635	(38,564,595)
Accounts payable	1,237,849	173,689	40,189,889	898,564	126,867	10,591,202	1,937,951
Accounts payable – related party							(4,716,981)
Advance from customers	(6,671,941)	(936,176)	(18,644,091)	(16,662,392)	(2,352,548)	(794,302,470)	851,987,235
Operating lease liabilities	(2,315,354)	(324,880)	(2,006,248)	(4,349,974)	(614,169)	(5,330,448)	(4,687,184)
Other current liabilities	(10,769,483)	(1,511,125)	(32,915,974)	(5,504,025)	(777,108)	(4,466,304)	5,019,233
Net cash used in operating activities	(76,754,346)	(10,769,819)	(34,636,206)	(133,473,937)	(18,845,065)	(274,940,789)	71,732,868
Cash flows from investing activities:
Purchases of property, plant and equipment	(32,935,838)	(4,621,406)	(86,014,785)	(105,482,822)	(14,893,024)	(17,531,162)	(8,692,683)
Refund of prepayment for property, plant and equipment							550,000
Purchases of short-term investment							(32,293,440)
Proceeds from sales of short-term investments						33,640,500
Purchases of intangible assets						(49,292,208)
Loan provided to a related party							(100,000)
Collection of loan provided to a related party							4,490,000
Net cash used in investing activities	(32,935,838)	(4,621,406)	(86,014,785)	(105,482,822)	(14,893,024)	(33,182,870)	(36,046,123)
Cash flows from financing activities:
Repayment to related parties							(31,355,000)
Proceeds from issuance of ordinary shares	30,610,245	4,295,090		72,802,734	10,278,952	144,043,186	201,199,989
Cash contribution from a noncontrolling shareholder	9,999,557	1,403,092					51,135
Proceeds from bank loans	185,306,916	26,001,419	50,876,549	128,247,467	18,107,144	17,093,316
Repayment of bank loans	(145,737,636)	(20,449,239)	(530,000)	(1,530,000)	(216,019)	(140,000)
Repayment of loan payable							(5,000,000)
Net cash provided by financing activities	80,179,082	11,250,362	50,346,549	199,520,201	28,170,077	160,996,502	164,896,124
Effects of exchange rate changes on cash, cash equivalents and restricted cash	4,853,211	680,980	(297,627)	159,828	22,566	1,132,887	(2,062,387)
Net decrease in cash, cash equivalents and restricted cash	(24,657,891)	(3,459,883)	(70,602,069)	(39,276,730)	(5,545,446)	(145,994,270)	198,520,482
Cash, cash equivalents and restricted cash at beginning of the period	48,582,654	6,816,896	87,859,384	87,859,384	12,404,787	233,853,654	35,333,172
Cash, cash equivalents and restricted cash at end of the period	23,924,763	3,357,013	17,257,315	48,582,654	6,816,896	87,859,384	233,853,654
Supplemental cash flow disclosures:
Interest paid	4,485,989	629,453	1,054,271	3,773,028	532,710	180,619
Income taxes paid	165,278	23,191				89,169	276,186
Non-cash investing and financing activities:
Operating lease right-of-use asset obtained in exchange for operating lease liability	1,927,067	270,397	255,315	5,015,808	708,177	4,557,092
Liabilities assumed in connection with purchase of property, plant and equipment				46,180,063	6,520,121
Previously Reported
Cash flows from financing activities:
Cash, cash equivalents and restricted cash at beginning of the period	¥ 48,582,654	$ 6,859,341	¥ 87,859,384	87,859,384		233,853,654
Cash, cash equivalents and restricted cash at end of the period				¥ 48,582,654	$ 6,859,341	¥ 87,859,384	¥ 233,853,654